       As filed with the Securities and Exchange Commission on October 16, 2006.
                                                      Registration No. 333-83558
                                                                        811-6584

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 12

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
           (formerly, The Manufacturers Life Insurance Company of New
                            York Separate Account A)
                           (Exact name of Registrant)

                 JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK
        (formerly, The Manufacturers Life Insurance Company of New York)
                               (Name of Depositor)

                      100 Summit Lake Drive, Second Floor
                            Valhalla, New York 10595
              (Address of Depositor's Principal Executive Offices)

                                 (914) 773-0708
               (Depositor's Telephone Number Including Area Code)

                           ARNOLD R. BERGMAN, Esquire
                 John Hancock Life Insurance Company of New York
                       100 Summit Lake Drive, Second Floor
                            Valhalla, New York 10595
                     (Name and Address of Agent for Service)

                                    Copy to:
                              John W. Blouch, Esq.
                               Dykema Gossett PLLC
                                 Franklin Square
                                 Suite 300 West
                               1300 I Street, N.W.
                           Washington, D.C. 20005-3306

Title of Securities Being Registered: Variable Annuity Insurance Contracts

It is proposed that this filing will become effective:

[ ]  immediately upon filing pursuant to paragraph (b) of Rule 485

[X]  on October 16, 2006 pursuant to paragraph (b) of Rule 485,

[ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ]  on _____ pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                 JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK
                               SEPARATE ACCOUNT A

                  CROSS REFERENCE TO ITEMS REQUIRED BY FORM N-4

N-4 Item
Part A     Caption in Prospectus

1.         Cover Page

2.         Glossary of Special Terms

3.         Overview, Fee Tables, Examples

4.         Appendix U: Accumulation Unit ValueTables

5.         General Information about Us, The Separate Accounts and The Funds

6.         Charges and Deductions; Withdrawal Charges; Administration Fees;
           Mortality and Expense Risks Charge; Taxes; Appendix A - Examples of Calculation of Withdrawal Charge

7.         Accumulation Period Provisions; Our Approval; Purchase Payments;
           Accumulation Units; Net Investment Factor; Transfers Among Investment Options; Special Transfer Services - Dollar Cost Averaging; Special Transfer Services - Asset Rebalancing Program; Withdrawals; Special Withdrawal Services - Income Plan; Contract Owner Inquiries; Other Contract Provisions; Ownership; Beneficiary; Modification;

8. Pay-out Period Provisions; General; Annuity Options; Determination of Amount of the First Variable Annuity Payments; Annuity Units and the Determination of Subsequent Variable Annuity Payments; Transfers During Pay-out Period

9.         Accumulation Provisions; Death Benefit During Accumulation Period;
           Annuity Options; Death Benefit During Pay-out Period

10. Accumulation Period Provisions; Purchase Payments; Accumulation Units; Value of Accumulation Units; Net Investment Factor; Distribution of Contracts

11. Accumulation Period Provisions; Purchase Payments; Other Contract Provisions; Right to Review Contract

12. Federal Tax Matters; Introduction; Our Tax Status; Special Considerations for Optional Benefits, Non-Qualified Contracts, Qualified Contracts

13.        Not Applicable

14.        Statement of Additional Information - Table of Contents

Part B     Caption in Statement of Additional Information

15.        Cover Page

16.        Table of Contents

17.        General Information and History.

18.        Services-Independent Auditors, Services-Servicing Agent

19.        Not Applicable

20.        Services - Principal Underwriter

21.        Performance Data

22.        Not Applicable

23.        Financial Statements

                                     PART A

                      INFORMATION REQUIRED IN A PROSPECTUS

                                    VERSION A
                         (Venture III Variable Annuity)
                          (currently issued contracts)
     (Incorporated by reference to File No. 333-83558, filed on May 1, 2006)

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A

                      SUPPLEMENT DATED OCTOBER 16, 2006 TO
                         PROSPECTUSES DATED MAY 1, 2006

This Supplement is intended to supplement prospectuses dated May 1, 2006 ("Prospectuses(1)") for certain "Venture Variable Annuity," "Venture III Variable Annuity," and "Vantage Variable Annuity" contracts issued by John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York.

MID CAP INDEX TRUST

Effective October 16, 2006 we are adding an additional Variable Investment Option that invests in the Mid Cap Index Trust of the John Hancock Trust. The Mid Cap Index Trust is available to Contracts issued on or after May 1, 2006 but is not available if you purchase a Contract with the Principal Plus for Life Rider, Principal Plus for Life Plus Automatic Annual Step-up Rider, or Principal Plus for Life Plus Spousal Protection Rider. We revise the information in the list of Variable Investment Options on the front page of the Prospectus to include the Mid Cap Index Trust as follows. We show the Fund's manager (i.e. subadviser) in bold above the name of the Fund:

                              MFC GLOBAL INVESTMENT
                           MANAGEMENT (U.S.A.) LIMITED
                               Mid Cap Index Trust

We revise disclosure of the prospectus section entitled "Fee Tables" to include information on the Mid Cap Index Trust as follows:

                                                                          TOTAL FUND
                                   MANAGEMENT      12B-1        OTHER       ANNUAL
                                      FEES          FEES      EXPENSES     EXPENSES
                                   ----------   -----------   --------   -----------
JOHN HANCOCK TRUST (SERIES II):                 (Series II)              (Series II)
   Mid Cap Index Trust (1, 2)(.)      0.49%        0.25%        0.04%       0.78%

(1.) The management fee shown for this Fund reflects the method of calculating the advisory fee that became effective during October, 2005 and assumes these changes were in effect for the year ended December 31, 2005. Under this method, the applicable portion of the Fund's aggregate net assets are combined with the applicable portions of one or more other funds having the same subadviser for the purpose of determining advisory fee break points.

(2.) The amounts shown for this Fund reflect the advisory fee rates and the rates for Rule 12b-1 fees that became effective April 29, 2005. Expenses shown in the table assume these changes were in effect for the year ended December 31, 2005.

We revise disclosure in the prospectus section entitled "The Funds" to include information on the Mid Cap Index Trust as follows:

                               JOHN HANCOCK TRUST
  (We show the Fund's manager (i.e. subadviser) in bold above the name of the
                                     Fund)

MFC GLOBAL INVESTMENT MANAGEMENT (U.S.A.) LIMITED

     Mid Cap Index Trust Seeks to approximate the aggregate total return of a mid cap U.S. domestic equity market index by attempting to track the performance of the S&P(1) Mid Cap 400 Index.

(1) "Standard & Poor's(R)," "S&P 500(R)," "Standard & Poor's 500(R)," and "S&P Mid Cap 400(R)" are trademarks of The McGraw-Hill Companies, Inc. None of the Index Trusts are sponsored, endorsed, managed, advised, sold or promoted by any of these companies, and none of these companies make any representation regarding the advisability of investing in the Trust.

YOU CAN OBTAIN A COPY OF A FUND'S PROSPECTUS, WITHOUT CHARGE, BY CONTACTING US AT THE ANNUITIES SERVICE CENTER AT 1-800-344-1029 OR IN NEW YORK STATE AT 1-800-551-2078. YOU SHOULD READ THE FUND'S PROSPECTUS CAREFULLY BEFORE INVESTING IN THE CORRESPONDING VARIABLE INVESTMENT OPTION.

You should retain this Supplement for future reference.

                        SUPPLEMENT DATED OCTOBER 16, 2006

(1) Prospectus form numbers: Venture 2006, Venture 24, 22, 20, Venture III 2006, and Vantage 2006

0506:120310   0506:703412   333-70728   033-79112
0506:703439   0506:703409   333-70850   333-71072
0506:10306    0506:120312   333-70730   333-83558

                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
                               SEPARATE ACCOUNT H

                 JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK
                               SEPARATE ACCOUNT A

                      SUPPLEMENT DATED OCTOBER 16, 2006 TO
                         PROSPECTUSES DATED MAY 1, 2006

This Supplement is intended to supplement prospectuses dated May 1, 2006 for certain new "Venture III Variable Annuity(1)" Contracts issued by John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York.

This Supplement describes two additional optional benefit Riders that you may buy when you purchase a Contract, or if you own a Contract with a Principal Plus for Life Rider purchased on or after July 17, 2006, and before October 16, 2006. These Riders enhance some of the features of the Principal Plus for Life optional benefit Rider described in the Prospectus. We call these Riders:

          - Principal Plus for Life Plus Automatic Annual Step-up Rider: starting with the first Contract Anniversary, we may automatically increase the amounts we guarantee for withdrawals, but that will depend on the investment performance of your Contract; and

          - Principal Plus for Life Plus Spousal Protection Rider: provides a lifetime income guarantee during the lifetime of two Covered Persons.

The benefits described in this Supplement may not be available for all Contracts and may not be available in all states. Please contact the John Hancock Annuities Service Center at 1-800-344-1029 for additional information on availability.

We use certain terms in this Supplement that have defined meanings. If a term is not defined in this Supplement, it has the meaning given to it in the Prospectus. You should carefully review the description of Principal Plus for Life in the Prospectus for information on Definitions, the Effect of Withdrawals, Bonus Qualification and Effect, Step Up of Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount and Lifetime Income Amount, Additional Purchase Payments, Investment Options, Life Expectancy Distributions, Settlement Phase, Death Benefits and Termination.

                                      *****

1. WE REVISE OUR RESPONSE TO THE QUESTION "WHAT TYPES OF OPTIONAL BENEFIT RIDERS MAY I BUY UNDER THE CONTRACT?" IN THE OVERVIEW SECTION OF THE PROSPECTUS TO INCLUDE THE FOLLOWING:

In addition, you may elect to purchase the Automatic Annual Step-up or Spousal Protection versions of the Principal Plus for Life Rider, if available in your state. For the additional fee described in the Fee Tables, these Riders enhance the guarantees we provide in the standard Principal Plus for Life optional benefit Rider. You may elect to purchase any one of the following:

     - Principal Plus for Life Rider (if you are not over age 80) (We may refer to this Rider as the "Classic" version in our marketing materials); or

     - Principal Plus for Life Plus Automatic Annual Step up Rider (if you are not over age 80); or

     - Principal Plus for Life Plus Spousal Protection Rider (if the older of you and your spouse are not over age 80 and you and your spouse are both age 65 or older or have birthdates less than 6 years apart from each other. See "Principal Plus for Life Plus Spousal Protection Rider" for examples of eligible birthdates.)

THE AMOUNT THAT MAY BE PROVIDED BY MORE FREQUENT "STEP-UP" DATES UNDER THE PRINCIPAL PLUS FOR LIFE PLUS AUTOMATIC ANNUAL STEP-UP RIDER, MAY, OVER TIME, BE MORE THAN OFFSET BY THE ADDITIONAL FEES AND CHARGES ASSOCIATED WITH THIS RIDER COMPARED TO THE PRINCIPAL PLUS FOR LIFE RIDER. For additional information on these Riders, please see the section entitled "Optional Benefits."

----------
(1)  Prospectus form number Venture III 2006.

2. IN THE "PERIODIC FEES AND EXPENSES OTHER THAN FUND EXPENSES" TABLE IN THE "FEE TABLES" SECTION OF THE PROSPECTUS, WE REPLACE THE SECTION "FEES DEDUCTED FROM CONTRACT VALUE" WITH THE FOLLOWING NEW SECTION:

                                                  JOHN HANCOCK     JOHN HANCOCK
                                                       USA           NEW YORK
                                                  ------------   ----------------
FEES DEDUCTED FROM CONTRACT VALUE

Principal Plus for Life
   Maximum Fee#                                       0.75%           0.75%
   Current Fee                                        0.40%           0.40%

Principal Plus for Life Plus Automatic Annual
   Step-up
   Maximum Fee##                                      1.20%           1.20%
   Current Fee                                         .60%            .60%

Principal Plus for Life Plus Spousal Protection
   Maximum Fee###                                     1.20%       [Currently not
   Current Fee                                         .65%      Available in NY]

# The current charge is 0.40% of the adjusted Guaranteed Withdrawal Balance. We reserve the right to increase the charge to a maximum charge of 0.75% if the Guaranteed Withdrawal Balance is "Stepped Up" to equal the Contract Value. The charge is deducted on an annual basis from the Contract Value.

## The current charge is 0.60% of the adjusted Guaranteed Withdrawal Balance. We reserve the right to increase the charge to a maximum charge of 1.20% if the Guaranteed Withdrawal Balance is "Stepped Up" to equal the Contract Value. The charge is deducted on an annual basis from the Contract Value.

### The current charge is 0.65% of the adjusted Guaranteed Withdrawal Balance. We reserve the right to increase the charge to a maximum charge of 1.20% if the Guaranteed Withdrawal Balance is "Stepped Up" to equal the Contract Value. The charge is deducted on an annual basis from the Contract Value.

3. IN THE "EXAMPLES" SECTION OF THE PROSPECTUS UNDER "FEE TABLES," WE REPLACE "EXAMPLE 1: MAXIMUM FUND OPERATING EXPENSES - CONTRACT WITH OPTIONAL BENEFIT RIDERS" WITH THE FOLLOWING NEW EXAMPLE TO REFLECT THE ELECTION OF A PRINCIPAL PLUS FOR LIFE PLUS SPOUSAL PROTECTION RIDER.

EXAMPLE 1: MAXIMUM FUND OPERATING EXPENSES- CONTRACT WITH OPTIONAL BENEFIT
RIDERS

The following example assumes that you invest $10,000 in a Contract with the optional benefit Riders shown below. The first example also assumes that your investment has a 5% return each year and assumes the maximum annual Contract fee and the maximum fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JOHN HANCOCK USA
PRINCIPAL PLUS FOR LIFE PLUS AUTOMATIC ANNUAL STEP-UP AND ANNUAL STEP DEATH BENEFIT

                                        1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                        ------   -------   -------   --------
If you surrender the contract at the
   end of the applicable time period:   $1,005    $1,758    $2,348    $4,858

If you annuitize, or do not surrender
   the contract at the end of the
   applicable time period:              $  456    $1,388    $2,348    $4,858

JOHN HANCOCK NEW YORK
PRINCIPAL PLUS FOR LIFE PLUS AUTOMATIC ANNUAL STEP-UP AND ANNUAL STEP DEATH BENEFIT

                                        1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                        ------   -------   -------   --------
If you surrender the contract at the
   end of the applicable time period:   $1,005    $1,758    $2,348    $4,858

If you annuitize, or do not surrender
   the contract at the end of the
   applicable time period:              $  456    $1,388    $2,348    $4,858

4. WE AMEND THE OPTIONAL BENEFITS SECTION OF THE PROSPECTUS TO INCLUDE THE FOLLOWING NEW SUB-SECTIONS, ENTITLED "PRINCIPAL PLUS FOR LIFE PLUS AUTOMATIC ANNUAL STEP UP RIDER" AND "PRINCIPAL PLUS FOR LIFE PLUS SPOUSAL PROTECTION RIDER."

PRINCIPAL PLUS FOR LIFE PLUS AUTOMATIC ANNUAL STEP-UP RIDER

OVERVIEW. Subject to state availability, you may elect the Principal Plus for Life Plus Automatic Annual Step Up Rider for an additional fee of .60% of the adjusted Guaranteed Withdrawal Balance when you purchase a Contract. This version of the Principal Plus for Life optional benefit Rider is the same as the standard Principal Plus for Life optional benefit Rider, except that it provides annual "Step Up Dates" and we charge a different fee.

AVAILABILITY OF PRINCIPAL PLUS FOR LIFE PLUS AUTOMATIC STEP-UP RIDER FOR CONTRACTS PURCHASED ON OR AFTER JULY 17, 2006 AND BEFORE OCTOBER 16, 2006. If you purchased a Contract with a Principal Plus for Life Rider during this period, we will allow you to replace the Principal Plus for Life Rider with a Principal Plus for Life Plus Automatic Annual Step-up Rider (if available in your state), but only until December 15, 2006. We may extend this cut-off date in certain states. If you decide to replace your Principal Plus for Life Rider, the Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount and any Lifetime Income Amount under the new Rider will equal the Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount and any Lifetime Income Amount, respectively, under your previous Rider. If your Contract Value is higher (or lower) than the Guaranteed Withdrawal Balance under your Principal Plus for Life Rider at the time you elect the Principal Plus for Life Plus Automatic Annual Step-up Rider, we will not increase (or decrease) your Guaranteed Withdrawal Balance at that time. We will automatically increase or "Step-Up" the Guaranteed Withdrawal Balance under the Principal Plus for Life Plus Automatic Annual Step-up Rider to equal the Contract Value, if greater, on the first Contract Anniversary and you will be eligible for an automatic Step-Up on each Contract Anniversary thereafter, as described in this Supplement. We will deduct the fee on the first Contract Anniversary and each Contract Anniversary thereafter. You must submit all required paperwork in good to our Annuities Service Center in order to elect the Principal Plus for Life Plus Automatic Annual Step-up Rider. You must do this before the December 15, 2006 cut-off date or, (if applicable in your state), any extension to it.

ANNUAL STEP UP FEATURES. If you elect this Rider, we will automatically increase ("Step Up") the Guaranteed Withdrawal Balance to equal the Contract Value on each Contract Anniversary starting with the first Contract Anniversary up to and including the 30th Contract Anniversary while the Rider is in effect, provided the Contract Value is greater than the Guaranteed Withdrawal Balance on that date (and provided you have not chosen to decline the Step Up as described in the Prospectus under "Principal Plus for Life - Step Up of Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount and Lifetime Income Amount.")

Each time we apply a Step Up, we will also recalculate the Guarantee Withdrawal Amount and the Lifetime Income Amount as described in the Prospectus under "Principal Plus for Life - Step Up of Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount and Lifetime Income Amount." We also reserve the right to increase the rate of the Principal Plus for Life -Plus Automatic Annual Step-up Rider fee up to a maximum rate of 1.20% of the adjusted Guaranteed Withdrawal Balance. If we decide to increase the rate at the time of a Step Up, you will receive advance notice and be given the opportunity of no less than 30 days to decline the automatic Step Up. If you decline an automatic Step Up, you will have the option to elect to Step Up the Guaranteed Withdrawal Balance (as well as the Guaranteed Withdrawal Amount and Lifetime Income Amount) within 30 days of subsequent annual Step Up dates. If you decide to Step Up the Guaranteed Withdrawal Balance, we will thereafter resume automatic, annual Step Ups.

WE RESERVE THE RIGHT TO INCREASE THE PRINCIPAL PLUS FOR LIFE PLUS AUTOMATIC ANNUAL STEP UP RIDER FEE ON THE EFFECTIVE DATE OF EACH STEP UP. IN SUCH SITUATION, THE PRINCIPAL PLUS FOR LIFE PLUS AUTOMATIC ANNUAL STEP-UP RIDER FEE WILL NEVER EXCEED 1.20% OF THE GUARANTEED WITHDRAWAL BALANCE. YOU MAY NOT ELECT BOTH THE PRINCIPAL PLUS FOR LIFE PLUS AUTOMATIC ANNUAL STEP-UP RIDER AND THE PRINCIPAL PLUS FOR LIFE PLUS SPOUSAL PROTECTION RIDER.

You should consult with your financial professional to assist you in determining whether the Principal Plus for Life Plus Automatic Annual Step-up Rider is suited for your financial needs and investment risk tolerance. The addition of the Rider to a Contract may not always be in your interest since an additional fee is imposed annually for this benefit and there is no assurance that your Contract Value will be sufficient on any Step-Up date to receive an increase (step-up) in the guarantees we provide under the Rider. The amount that may be provided by more frequent Step-Up dates under the Principal Plus for Life Plus Automatic Annual Step-up Rider, may, over time, be more than offset by the additional fees and charges associated with this Rider compared to the Principal Plus for Life Rider FURTHERMORE, SIMILAR TO PRINCIPAL PLUS FOR LIFE, THIS RIDER LIMITS THE INVESTMENT OPTIONS OTHERWISE AVAILABLE UNDER THE CONTRACT (SEE THE PROSPECTUS SECTION ON PRINCIPAL PLUS FOR LIFE FOR INFORMATION RELATING TO THE AVAILABLE INVESTMENT OPTIONS), REQUIRES THE COVERED PERSON TO ATTAIN AGE 65 AND REMAIN LIVING FOR YOU TO RECEIVE CERTAIN BENEFITS, CONTAINS AGE CAPS AND LIMITATIONS ON A CONTRACT OWNER'S RIGHTS AND BENEFITS AT CERTAIN AGES AND VALUES, AND PROVIDES NO GUARANTEED WITHDRAWAL BENEFITS ONCE PAYMENTS BEGIN UNDER ANY OF THE ANNUITY OPTIONS DESCRIBED IN THE PROSPECTUS. You should carefully consider each of these factors which are outlined in the Prospectus before purchasing a Principal Plus for Life Plus Automatic Annual Step-up Rider.

PRINCIPAL PLUS FOR LIFE PLUS SPOUSAL PROTECTION RIDER

OVERVIEW. Subject to state availability, you may elect the Principal Plus for Life Plus Spousal Protection Rider for an additional fee of .65% of the adjusted Guaranteed Withdrawal Balance when you purchase a Contract. The Spousal version of the Principal Plus for Life optional benefit Rider generally is the same as the Principal Plus for Life optional benefit Rider, except that we provide a Lifetime Income Amount for the lifetimes of two Covered Persons, as described below, and charge a different fee. We determine the Lifetime Income Amount on the Contract Anniversary on, or next following, the date the oldest Covered Person attains age 65. You may elect the Principal Plus for Life Plus Spousal Protection Rider if the older of you and your spouse are not over age 80 and you and your spouse are both age 65 or older or have birthdates less than 6 years apart from each other. For Example:

               Assume you purchase a Venture Variable Annuity Contract on NOVEMBER 1, 2006 and want to elect the Principal Plus for Life Plus Spousal Protection Rider.

               EXAMPLE #1

               You are born JULY 1, 1941 and your spouse is born JUNE 1, 1947.

                    - Since your birthdates are 5 YEARS AND 11 MONTHS apart, YOU MAY elect the Principal Plus for Life Plus Spousal Protection Rider when you purchase your Contract.

               EXAMPLE #2

               You are born JULY 1, 1941 and your spouse is born AUGUST 1, 1947.

                    - Since your birthdates are 6 YEARS AND 1 MONTH apart, YOU MAY NOT elect the Principal Plus for Life Plus Spousal Protection Rider.

AVAILABILITY OF PRINCIPAL PLUS FOR LIFE PLUS SPOUSAL PROTECTION RIDER FOR CONTRACTS PURCHASED ON OR AFTER JULY 17, 2006 AND BEFORE OCTOBER 16, 2006. If you purchased a Contract with a Principal Plus for Life Rider during this period, we will allow you to replace the Principal Plus for Life Rider with a Principal Plus for Life Plus Spousal Protection Rider (if available in your state), but only until December 15, 2006. We may extend this cut-off date in certain states. If you decide to replace your Principal Plus for Life Rider with a Principal Plus for Life Plus Spousal Protection Rider, the initial Guaranteed Withdrawal Balance and Guaranteed Withdrawal Amount under the new Rider will equal the Guaranteed Withdrawal Balance and Guaranteed Withdrawal Amount, respectively under your previous Rider. If your Contract Value is higher (or lower) than the Guaranteed Withdrawal Balance under your previous Rider at the time you elect the Principal Plus for Life Plus Spousal Protection Rider, we will not increase (or decrease) your Guaranteed Withdrawal Balance at that time.

The Lifetime Income Amount under the Principal Plus for Life Plus Spousal Protection Rider will also equal the Lifetime Income Amount, if any, under your previous Rider. If we have not determined a Lifetime Income Amount under the previous Rider when you purchase a Principal Plus for Life Plus Spousal Protection Rider, we will determine the Lifetime Income Amount under the new
Rider:

     - on the date we issue the new Rider, if the additional Covered Person is older and had attained age 65 on the date we issue the new Rider; otherwise

     -    on the Contract Anniversary after the older Covered Person attains age
          65. (This date may be earlier than the date we would have determined the Lifetime Income Amount under the previous Rider if the additional Covered Person is older than the Covered Person under the previous Rider.)

We will deduct the fee on the first Contract Anniversary and then each Contract Anniversary thereafter. You must submit all required paperwork in good order to our Annuities Service Center in order to elect the Principal Plus for Life Plus Spousal Protection Rider. You must do this before the December 15, 2006 cut-off date or (if applicable in your state), any extension to it.

SPOUSAL FEATURES. We describe below the features of the Principal Plus for Life Plus Spousal Protection Rider.

          COVERED PERSONS. You and your spouse are the "Covered Persons," whose lives we use to determine the duration of the Lifetime Income Amount payments. We determine the Covered Persons at the time you elect the Rider. A spouse must qualify as a "spouse" under federal law.

          For Non-Qualified Contracts, the spouses must be named as Co-Owners and Beneficiaries of the Contract (or Co-Annuitants if the Owner is a non-natural person).

     For Qualified Contracts, one spouse must be named as the Owner (or Annuitant if the Owner is a non-natural person) and the Owner's spouse must be the designated Beneficiary.

     A Covered Person will no longer qualify as such (i.e., that Covered Person will be removed from the Rider) if that person is no longer designated as an Owner, Co-Owner, Annuitant, Co-Annuitant or Beneficiary as required above.

     LIFETIME INCOME DATE. We determine the Lifetime Income Amount on the Contract Anniversary on, or next following, the date the oldest Covered Person attains age 65. We call this date the "Lifetime Income Date." We provide the following examples:

               Assume you purchase a Venture Variable Annuity Contract on NOVEMBER 1, 2006 with the Principal Plus for Life Plus Spousal Protection Rider.

               EXAMPLE #1

               You are born July 1, 1941 and your spouse is born June 1, 1947.

                    - Since the oldest Covered Person has attained age 65 at the time of purchase, we will calculate the Lifetime Income Date on November 1, 2006. We provide a Lifetime Income Amount starting on this date.

               EXAMPLE #2

               You are born December 1, 1950 and your spouse is born October 1, 1956.

                    - Since the oldest Covered Person attains age 65 on December 1, 2015, we will calculate the Lifetime Income Date on November 1, 2016. We provide a Lifetime Income Amount starting on this date.

     LIFETIME INCOME AMOUNT. The "Lifetime Income Amount" is the amount that we guarantee to be available each Contract Year for withdrawal during the life of either Covered Person while (a) the Rider is in effect and (b) that person remains qualified as a Covered Person under the Rider. As long as at least one Covered Person remains qualified under the Rider on the Lifetime Income Date, we will determine a Lifetime Income Amount. The initial Lifetime Income Amount is equal to 5% multiplied by the Guaranteed Withdrawal Balance on the Lifetime Income Date. The Lifetime Income Amount reduces to zero upon the death of the last Covered Person or upon a change in Owner, Beneficiary or Annuitant that removes the last Covered Person from the Contract as an Owner, Beneficiary or Annuitant.

     WITHDRAWALS. The Lifetime Income Amount may decrease as a result of a withdrawal as described under "Principal Plus for Life - Effect of Withdrawals" in the Prospectus. After the Lifetime Income Date, if a withdrawal causes total withdrawals during the Contract Year to exceed the Lifetime Income Amount (or if total withdrawals during a Contract Year have already exceeded the Lifetime Income Amount), we will recalculate the Lifetime Income Amount. In that case, the Lifetime Income Amount will equal the lesser of (a) the Lifetime Income Amount prior to the withdrawal or (b) 5% of the greater of the Contract Value immediately after the withdrawal or the new Guaranteed Withdrawal Balance value. (See "Principal Plus for Life
     - Effect of Withdrawals" in the Prospectus.)

     BONUS. We will increase the Guaranteed Withdrawal Balance at the end of each Contract Year during the Bonus Period if you take no withdrawals during that Contract Year as described under "Principal Plus for Life - Bonus Qualification and Effect" in the Prospectus. The Bonus Period for the Spousal version of the Rider is the lesser of the first 10 Contract Years or each Contract Year up to the Contract Year in which the younger of the two Covered Persons attains age 80. If you purchased the Principal Plus for Life Plus Spousal Protection Rider to replace a Principal Plus for Life Rider (see "Availability for Contracts Purchased After July 17, 2006" above), and the additional Covered Person is the younger of the two Covered Persons, the Bonus Period will be based on the age of that Covered Person as of the initial Contract Date. If you elect the Spousal version of the Principal Plus for Life Rider when you purchase a Contract, the Bonus Period is determined on the Contract Date and will not change upon the death of either Covered Person.

     STEP UP. The Spousal version of the Principal Plus for Life Rider is subject to the same Step Up benefit described in the Prospectus under "Principal Plus for Life - Step Up of Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount and Lifetime Income Amount." We schedule the Step-Up Dates for the 3rd, 6th, and 9th Contract Anniversary while the Rider is in effect. After the 9th Contract Anniversary, we increase the schedule of Step Up dates to include each succeeding Contract Anniversary (e.g., the 10th, 11th, 12th etc.) up to and including the 30th Contract Anniversary while Rider is in effect. YOU MAY NOT ELECT BOTH THE PRINCIPAL PLUS FOR LIFE PLUS AUTOMATIC ANNUAL STEP UP RIDER AND THE PRINCIPAL PLUS FOR LIFE PLUS SPOUSAL PROTECTION RIDER.

     ADDITIONAL PURCHASE PAYMENTS. Each time you make an additional Purchase Payment, we will increase the total Guaranteed Withdrawal Balance by the Amount of each additional Purchase Payment (subject to the maximum Guaranteed Withdrawal Balance of $5 million) and recalculate the Guaranteed Withdrawal Amount and Lifetime Income Amount as described under "Principal Plus for Life - Additional Purchase Payments" in the Prospectus.

     For Non-Qualified Contracts, you may not make additional Purchase Payments without our prior approval on or after the first Contract Anniversary if your total Purchase Payments after the first Contract Anniversary exceed $100,000 as described under "Principal Plus for Life - Additional Purchase Payments" in the Prospectus.

     For Qualified Contracts, you may not make additional Purchase Payments without our prior approval on or after the later of the first Contract Anniversary or the Lifetime Income Date if your total Purchase Payments after the first Contract Anniversary exceed the additional Purchase Payment limit of $100,000. We reserve the right to refuse to accept additional Purchase Payments for Qualified Contracts at any time following the first Contract Anniversary or the Lifetime Income Date, if later.

     INVESTMENT OPTIONS. Under the Spousal version of the Principal Plus for Life Rider, you must invest 100% of your Contract Value, as described under the "Principal Plus for Life - Investment Options" section in the Prospectus, at all times either:

     (a) among the Lifestyle, Index Allocation and Money Market Portfolio Investment Options currently available with Principal Plus for Life (see "Principal Plus for Life - Available Lifestyle, Index Allocation and Money Market Investment Options" in the Prospectus); or

     (b) in a manner consistent with any one of the Model Allocations currently available with Principal Plus for Life (see "Principal Plus for Life - Available Model Allocations" in the Prospectus.

     See the "Principal Plus for Life - Investment Options" section of the Prospectus.

     LIFE EXPECTANCY DISTRIBUTIONS. You may request us in writing, in a form acceptable to us, to pay you withdrawals that we determine to be part of a series of substantially equal periodic payments over your "life expectancy" (or, if applicable, the joint life expectancy of you and your spouse) as described under "Principal Plus for Life - Life Expectancy Distributions" in the Prospectus. Under our Life Expectancy Distribution program, each withdrawal will be in an amount that we determine to be your contract's proportional share of all "life expectancy" distributions, based on information that you provide and our understanding of the Code. We reserve the right to make any changes we deem necessary to comply with the Code and Treasury Regulations.

     SETTLEMENT PHASE. The Spousal version of the Rider will enter its Settlement Phase as described under "Principal Plus for Life - Settlement Phase" in the Prospectus when:

          -    the Contract Value reduces to zero; and

          - withdrawals during that Contract Year do not exceed the Guaranteed Withdrawal Amount; and

          - either the Guaranteed Withdrawal Balance or the Lifetime Income Amount is greater than zero.

          (See "Principal Plus for Life - Settlement Phase" in the Prospectus).

     If during the Settlement Phase, the Guaranteed Withdrawal Balance equals zero and the Lifetime Income Amount is greater than zero, you will automatically receive settlement payments each Contract Year equal to the Lifetime Income Amount during the life of either Covered Person.

     DEATH BENEFITS. Death benefits under a Principal Plus for Life Plus Spousal Protection Rider differ from those under the basic Principal Plus for Life optional benefit Rider:

     Death of First Covered Person. If the first Covered Person to die is an Owner of the Contract (or deemed to be an "Owner" if the Owner is a non-natural person), the surviving Covered Person may elect to continue the Contract in effect in lieu of receiving the Contract's death benefit as a lump sum under our current administrative procedures. (See "Death after Removal of a Covered Person" below if there is no surviving Covered Person.) If the Contract continues, the Principal Plus for Life Plus Spousal Protection Rider will continue. We will continue to provide the Lifetime Income Amount guarantee only on the lifetime of the surviving Covered Person and continue to charge the Principal Plus for Life Plus Spousal Protection Rider fee (See "Principal Plus for Life Plus Spousal Protection Rider Fee" below). If the death benefit is greater than the Contract Value, we will increase the Contract Value to equal the amount of the death benefit (but will not make any adjustments to the Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount, Lifetime Income Amount, Bonuses or Step Ups). We will treat any distribution of death benefits under a Contract as a "withdrawal" for purposes of subsequent calculations of the Guaranteed Withdrawal Balance, the Guaranteed Withdrawal Amount and the Lifetime Income Amount.

     If the first Covered Person to die is not is not the Owner (and is not deemed to be an "Owner" if the Owner is a non-natural person), no death benefit is payable under the Contract. The Rider will continue in effect and we will base the duration of the Lifetime Income Amount only on the lifetime of the surviving Covered Person. We will continue to charge the Principal Plus for Life Plus Spousal Protection Rider fee; however, we will make no adjustments to the Contract Value or make any adjustments to the Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount, Lifetime Income Amount, Bonuses or Step Ups.

     If the death of the first Covered Person occurs while the Rider is in its Settlement Phase, no additional death benefit is payable under the Contract and, in most instances, we will continue to make settlement payments in the same manner as before the death. (In certain instances, we may accelerate the timing of these settlement payments to the extent they represent distribution of death benefits under the Contract.) If the death occurs before the Lifetime Income Date, we will compute a Lifetime Income Amount during the Settlement Phase on the later of the Lifetime Income Date or the date we receive notice of the death of the first Covered Person. At the time we compute the Lifetime Income Amount, we may permit the surviving Covered Person to receive settlement payments:

          - no greater than the Guaranteed Withdrawal Amount until the Guaranteed Withdrawal Balance is depleted to zero;

          - no less than the Lifetime Income Amount during the lifetime of the surviving Covered Person (The Lifetime Income Amount may be lower than the Guaranteed Withdrawal Amount and the duration of settlement payments based on the Lifetime Income Amount may be longer or shorter than the duration of settlement payments based on the Guaranteed Withdrawal Amount); or

          - based on amounts we calculate under our Life Expectancy Distribution program (see "Life Expectancy Distributions" above).

     WE MAY LIMIT THE ABILITY OF THE SURVIVING COVERED PERSON TO CHOOSE A SETTLEMENT PAYMENT AMOUNT AND DURATION THAT DIFFERS FROM THE AMOUNT AND DURATION IN EFFECT BEFORE THE DEATH OF THE FIRST COVERED PERSON.

     Death of Last Covered Person. If the surviving Covered Person dies while the Principal Plus for Life Plus Spousal Protection Rider is in effect and if the Beneficiary does not take the death benefit under the Contract as a lump sum under our current administrative procedures or as an Annuity Option, the Principal Plus for Life Plus Spousal Protection Rider will continue. The Rider will only continue, however, if the death benefit or the Guaranteed Withdrawal Balance is greater than zero at the time. We will Step Up the Guaranteed Withdrawal Balance to equal the death benefit, if greater than the Guaranteed Withdrawal Balance prior to the death benefit and treat any distribution of death benefits under a Contract as a "withdrawal" for purposes of subsequent calculations of the Guaranteed Withdrawal Balance and the Guaranteed Withdrawal Amount. The Rider will not continue to provide for any remaining Bonuses or Step Ups, and will not continue with respect to the Lifetime Income Amount. If the Rider continues, the Principal Plus for Life Plus Spousal Protection Rider fee will continue (See "Principal Plus for Life Plus Spousal Protection Rider Fee" below). We will permit the Beneficiary to opt out of the initial death benefit Step Up, if any, if we increase the rate of the Principal Plus for Life Plus Spousal Protection Rider fee at that time. The Rider will enter its Settlement Phase if the Guaranteed Withdrawal Balance is still greater than zero when distributions of death benefits under a Contract deplete any remaining death benefit proceeds to zero.

     If the surviving Covered Person dies during the Settlement Phase, we will reduce the Lifetime Income Amount to zero. If the Beneficiary at that time is the spouse of the decedent, that spouse may choose the amount of any remaining settlement payments up to the Guaranteed Withdrawal Amount. If the Beneficiary is not the decedent's spouse, the Beneficiary may choose to receive any remaining settlement payments over a period not extending beyond the life expectancy of the Beneficiary beginning within one year of death. Otherwise, the entire interest must be distributed within five years of the death. When settlement payments deplete the Guaranteed Withdrawal Balance to zero, the Rider terminates and we no make no additional payments to the Beneficiary.

     Death after Removal of a Covered Person. In certain instances, a person initially designated as a Covered Person may be removed as a Covered Person from the Rider (see "Covered Persons" above). If that happens and:

          - if the removed Covered Person subsequently dies, there will be no impact on the guarantees provided by the Rider in most cases; and

          - if the remaining Covered Person subsequently dies, the Rider may continue in certain cases as described in "Death of Last Covered Person" above.

     TERMINATION. The Principal Plus for Life Plus Spousal Protection Rider terminates in accordance with the "Principal Plus for Life - Termination"
     section in the Prospectus.

     PRINCIPAL PLUS FOR LIFE PLUS SPOUSAL PROTECTION RIDER FEE. We charge an additional fee each Contract Anniversary for the Principal Plus for Life Plus Spousal Protection Rider, currently equal to .65% of the "Adjusted Guaranteed Withdrawal Balance." We reserve the right to increase this fee to a maximum rate of 1.20% of the adjusted Guaranteed Withdrawal Balance on the effective date of each Step Up. We provide further information on "Adjusted Guaranteed Withdrawal Balance" and the manner in which we calculate the fee under "Principal Plus for Life Fee" in the Prospectus.

YOU SHOULD CONSULT WITH YOUR FINANCIAL PROFESSIONAL TO ASSIST YOU IN DETERMINING WHETHER THE PRINCIPAL PLUS FOR LIFE PLUS SPOUSAL PROTECTION RIDER IS SUITED FOR YOUR FINANCIAL NEEDS AND INVESTMENT RISK TOLERANCE. THE ADDITION OF THE RIDER TO A CONTRACT MAY NOT ALWAYS BE IN YOUR INTEREST SINCE AN ADDITIONAL FEE IS IMPOSED ANNUALLY FOR THIS BENEFIT AND AT LEAST ONE OF THE COVERED PERSONS MUST ATTAIN AGE 65 AND REMAIN LIVING FOR YOU TO RECEIVE CERTAIN BENEFITS. FURTHERMORE, SIMILAR TO PRINCIPAL PLUS FOR LIFE, THIS RIDER LIMITS THE INVESTMENT OPTIONS OTHERWISE AVAILABLE UNDER THE CONTRACT, CONTAINS AGE CAPS AND LIMITATIONS ON A CONTRACT OWNER'S RIGHTS AND BENEFITS AT CERTAIN AGES AND VALUES, AND PROVIDES NO GUARANTEED WITHDRAWAL BENEFITS ONCE PAYMENTS BEGIN UNDER ANY OF THE ANNUITY OPTIONS DESCRIBED IN THE PROSPECTUS. YOU SHOULD CAREFULLY CONSIDER EACH OF THESE FACTORS BEFORE PURCHASING A PRINCIPAL PLUS FOR LIFE PLUS SPOUSAL PROTECTION RIDER.

Please refer to Appendix B for hypothetical examples that illustrate how the Principal Plus for Life Plus Automatic Annual Step up Rider and the Principal Plus for Life Plus Spousal Protection Rider work.

5. WE AMEND AND RESTATE APPENDIX B OF THE PROSPECTUS, WHICH PROVIDES HYPOTHETICAL EXAMPLES TO ILLUSTRATE HOW THE PRINCIPAL PLUS FOR LIFE, PRINCIPAL PLUS FOR LIFE -PLUS AUTOMATIC ANNUAL STEP UP AND PRINCIPAL PLUS FOR LIFE PLUS SPOUSAL PROTECTION RIDERS WORK.

                  APPENDIX B: PRINCIPAL PLUS FOR LIFE EXAMPLES

The following examples provide hypothetical illustrations of the benefits provided under the Principal Plus for Life, Principal Plus for Life Plus Automatic Annual Step-up and Principal Plus for Life Plus Spousal Protection optional benefit Riders. These illustrations are not representative of future performance under your Contract, which may be higher or lower than the amounts shown.

EXAMPLE 1. PRINCIPAL PLUS FOR LIFE, PRINCIPAL PLUS FOR LIFE PLUS AUTOMATIC ANNUAL STEP-UP AND PRINCIPAL PLUS FOR LIFE PLUS SPOUSAL PROTECTION. Assume a single Purchase Payment of $100,000 at Covered Person's age 55 (oldest Covered Person for Principal Plus for Life Plus Spousal Protection Rider), no additional Purchase Payments are made, withdrawals equal to the Guaranteed Withdrawal Amount are taken beginning in year 11. Also assume that the Contract Value is less than the Guaranteed Withdrawal Balance at the eligible Step-Up Dates, so there is no Step-Up and the Covered Person (either of the Covered Persons for Principal Plus for Life Plus Spousal Protection Rider) survives at least 31 years from issue.

                           Guaranteed                                           Guaranteed Withdrawal
                Purchase   Withdrawal      Lifetime     Withdrawal               Balance on Contract
Contract Year   Payments     Amount     Income Amount      Taken       Bonus         Anniversary
-------------   --------   ----------   -------------   ----------   --------   ---------------------
   At issue     $100,000       N/A           N/A          $    0     $    0          $100,000(A)
     1                 0    $5,000(A)        N/A               0      5,000(B)        105,000(C)
     2                 0     5,250(C)        N/A               0      5,000           110,000
     3                 0     5,500           N/A               0      5,000           115,000
     4                 0     5,750           N/A               0      5,000           120,000
     5                 0     6,000           N/A               0      5,000           125,000
     6                 0     6,250           N/A               0      5,000           130,000
     7                 0     6,500           N/A               0      5,000           135,000
     8                 0     6,750           N/A               0      5,000           140,000
     9                 0     7,000           N/A               0      5,000           145,000
     10                0     7,250           N/A               0      5,000           150,000
     11                0     7,500        $7,500(D)        7,500          0           142,500
     12                0     7,500         7,500           7,500          0           135,000
     13                0     7,500         7,500           7,500          0           127,500
     14                0     7,500         7,500           7,500          0           120,000
     15                0     7,500         7,500           7,500          0           112,500
     20                0     7,500         7,500           7,500          0            75,000
     25                0     7,500         7,500           7,500          0            37,500
     30                0     7,500         7,500           7,500          0                 0
     31+               0         0         7,500           7,500          0                 0

(A) The initial Guaranteed Withdrawal Balance is equal to the initial payment of $100,000. The initial Guaranteed Withdrawal Amount is equal to 5% of the initial Guaranteed Withdrawal Balance (.05 X $100,000 = $5,000).

(B) In this example, there is no withdrawal during the second contract year so a bonus will be added to the Guaranteed Withdrawal Balance. The bonus amount is equal to 5% of the total purchase payments to date (.05 X $100,000 = $5,000).

(C) Following a bonus, the Guaranteed Withdrawal Balance and the Guaranteed Withdrawal Amount are recalculated. The new Guaranteed Withdrawal Balance is equal to the Guaranteed Withdrawal Balance before the bonus increased by the amount of the bonus ($100,000 + $5,000 = $105,000). The Guaranteed Withdrawal Amount is equal to the greater of (a) the Guaranteed Withdrawal Amount prior to the bonus ($5,000) or 5% of the Guaranteed Withdrawal Balance after the bonus (.05 X $105,000 = $5,250).

(D) The Lifetime Income Amount is calculated on the Contract Anniversary after the Covered Person's 65th birthday (oldest Covered Person for Principal Plus for Life - Spousal Protection Rider). The Lifetime Income Amount is initially equal to 5% of the Guaranteed Withdrawal Balance at that time (.05 X $150,000 = $7,500)

EXAMPLE 2. PRINCIPAL PLUS FOR LIFE, PRINCIPAL PLUS FOR LIFE PLUS AUTOMATIC ANNUAL STEP-UP AND PRINCIPAL PLUS FOR LIFE PLUS SPOUSAL PROTECTION Assume an initial Purchase Payment of $100,000 at Covered Person's age 65 (oldest Covered Person for Principal Plus for Life Plus Spousal Protection Rider), an additional Purchase Payment of $10,000 is made at the beginning of the Contract Year 2, a withdrawal equal to the Guaranteed Withdrawal Amount is taken in Contract Year 3, no withdrawals are taken in Contract Years 1, 2, 4, 5 (resulting in bonuses in those years). Also assume that the Contract Value at the end of year 3 is less than the Guaranteed Withdrawal Balance so there is no step-up.

                                Guaranteed
                             Withdrawal Amount    Lifetime Income                           Guaranteed Withdrawal
                 Purchase      after Purchase      Amount after     Withdrawal               Balance on Contract
Contract Year    Payments         Payment        Purchase Payment      Taken       Bonus         Anniversary
-------------   ----------   -----------------   ----------------   ----------   --------   ---------------------
   At issue     $100,000             --                  N/A         $    0      $    0          $100,000
      1                0         $5,000               $5,000              0       5,000           105,000
      2           10,000(A)       5,750(A)             5,750              0       5,500(B)        120,500
      3                0          6,025                6,025          6,025(C)        0(D)        114,475(C)
      4                0          6,025                6,025              0       5,500           119,975
      5                0          6,025                6,025              0       5,500           125,475

(A) In this example, there is an additional purchase payment at the beginning of the second contract year. Prior to that purchase payment the Guaranteed Withdrawal Amount is $5,250, as in Example 1 above. Following the Additional Purchase Payment, the Guaranteed Withdrawal Amount is calculated as the lesser of (a) 5% of the Guaranteed Withdrawal Balance immediately after the Purchase Payment (.05 X (105,000+10,000) = $5,750) or (b) the Guaranteed Withdrawal Amount immediately prior to the Purchase Payment plus 5% of the Purchase Payment ($5,250 + (.05 X 10,000) = $5,750).

(B) In this example, there is no withdrawal during the second contract year so a bonus will be added to the Guaranteed Withdrawal Balance. The bonus amount is equal to 5% of the total purchase payments to date (.05 X $110,000 = $5,500).

(C) In this example there is a withdrawal equal to the Guaranteed Withdrawal Amount $6,025 in year 3. Since this withdrawal does not exceed the Guaranteed Withdrawal Amount, the Guaranteed Withdrawal Balance is reduced by the amount of the withdrawal ($120,500 - $6,025 = $114,475).

(D)  No bonus is payable in any year that a withdrawal is taken.

EXAMPLE 3. PRINCIPAL PLUS FOR LIFE Assume a single Purchase Payment of $100,000 at age 63, no additional Purchase Payments are made, the Guaranteed Withdrawal Balance Steps-Up at the end of Contract Year 3, withdrawals equal to the Guaranteed Withdrawal Amount are taken in Contract Years 1, 2, 3 and 4 and a withdrawal exceeding the Guaranteed Withdrawal Amount is taken at the end of Contract Year 5 (resulting in a reset). Since withdrawals are taken every year, there are no bonuses.


                               Guaranteed                                      Hypothetical Contract
                           Withdrawal Amount    Lifetime Income                  Value on Contract     Guaranteed Withdrawal
                Purchase     after Purchase      Amount after     Withdrawal    Anniversary prior to    Balance on Contract
Contract Year   Payments        Payment        Purchase Payment      Taken           Rider Fee              Anniversary
-------------   --------   -----------------   ----------------   ----------   ---------------------   ---------------------
   At issue     $100,000       $   --              $   --         $    --           $     --                $100,000
      1                0        5,000                  --           5,000            102,000                  95,000
      2                0        5,000                  --           5,000            103,828                  90,000(A)
      3                0        5,000               4,500(A)        4,500            106,281(B)              106,281(B)
      4                0        5,314(C)            5,314(C)        5,314             95,396                 100,967
      5                0        5,314               5,314          10,000(D)          75,474                  75,474
      6                0        3,774(D)            3,774(D)        3,774             71,297                  71,700
      7                0        3,774               3,774           3,774             77,870                  67,926
      8                0        3,774               3,774           5,000(E)          84,996                  62,926(E)
      9                0        3,774(E)            3,774(E)           --

(A) The Lifetime Income Amount is calculated on the Contract Anniversary after the Covered Person's 65th birthday. The Lifetime Income Amount is equal to 5% of the Guaranteed Withdrawal Balance on that anniversary (.05 X $90,000 = $4,500). In this example, since withdrawals were taken prior to the age 65 Contract Anniversary, the initial Lifetime Income Amount is less than the Guaranteed Withdrawal Amount.

(B) At the end of contract year 3, the Contract Value in this example, $106,281 is greater than the Guaranteed Withdrawal Balance ($90,000 - $4,500 = $85,500). The Guaranteed Withdrawal Balance will step-up to equal the Contract Value of $106,281.

(C) Following the Step-up of the Guaranteed Withdrawal Balance, the Guaranteed Withdrawal Amount is recalculated as the greater of (a) the Guaranteed Withdrawal Amount prior to the Step-up $5,000 or (b) 5% of the Guaranteed Withdrawal Balance after the Step-up (.05 X $106,281 = $5,314). The Lifetime Income Amount is also recalculated as the greater of (a) the Lifetime Income Amount prior to the Step-up $4,500 or (b) 5% of the Guaranteed Withdrawal Balance after the Step-up (.05 X $106,281 = $5,314).

(D) At the end of year 5, there is a withdrawal of $10,000 which is greater than both the Guaranteed Withdrawal Amount and the Lifetime Income Amount. Since this is an excess withdrawal, the Guaranteed Withdrawal Balance will be reset to the lesser of (a) the Contract Value after the withdrawal $75,474 or (b) the Guaranteed Withdrawal Balance prior to the withdrawal minus the amount of the withdrawal ($100,967 - $10,000 = $90,967). Since the Guaranteed Withdrawal Balance was reset, the Guaranteed Withdrawal Amount and the Lifetime Income Amount will both be reset. The Guaranteed Withdrawal Amount will equal the lesser of (a) the Guaranteed Withdrawal Amount prior to the withdrawal $5,314 or (b) 5% of the greater of the contract value after the withdrawal or the new Guaranteed Withdrawal Balance Value (.05 X $75,474 = $3,774). The Lifetime Income Amount will equal the lesser of (a) the Lifetime Income Amount prior to the withdrawal $5,314 or (b) 5% of the greater of the contract value after the withdrawal or the new Guaranteed Withdrawal Balance Value (.05 X $75,474 = $3,774).

(E) At the end of year 8, there is a withdrawal of $5,000 which is greater than both the Guaranteed Withdrawal Amount and the Lifetime Income Amount. Since this is an excess withdrawal, the Guaranteed Withdrawal Balance will be reset to the lesser of (a) the Contract Value after the withdrawal $84,996 or (b) the Guaranteed Withdrawal Balance prior to the withdrawal minus the amount of the withdrawal ($67,926 - $5,000 = $62,926). Since the Guaranteed Withdrawal Balance was reset, the Guaranteed Withdrawal Amount and the Lifetime Income Amount will both be reset. The Guaranteed Withdrawal Amount will equal the lesser of (a) the Guaranteed Withdrawal Amount prior to the withdrawal $3,774 or (b) 5% of the greater of the contract value after the withdrawal or the new Guaranteed Withdrawal Balance Value (.05 X $84,996 = $4,250). The Lifetime Income Amount will equal the lesser of (a) the Lifetime Income Amount prior to the withdrawal $3,774 or (b) 5% of the greater of the contract value after the withdrawal or the new Guaranteed Withdrawal Balance Value (.05 X $84,996 = $4,250).

EXAMPLE 4. PRINCIPAL PLUS FOR LIFE PLUS AUTOMATIC ANNUAL STEP-UP RIDER. Assume a single Purchase Payment of $100,000 at age 63, no additional Purchase Payments are made, the Guaranteed Withdrawal Balance Steps-Up at the end of Contract Years 1, 2 and 3, withdrawals equal to the Guaranteed Withdrawal Amount are taken in Contract Years 1, 2, 3 and 4 and a withdrawal exceeding the Guaranteed Withdrawal Amount is taken at the end of Contract Year 5 (resulting in a reset). Since withdrawals are taken every year, there are no bonuses.

                               GUARANTEED                                           HYPOTHETICAL
                           WITHDRAWAL AMOUNT    LIFETIME INCOME                  CONTRACT VALUE ON     GUARANTEED WITHDRAWAL
                PURCHASE     AFTER PURCHASE      AMOUNT AFTER     WITHDRAWAL    CONTRACT ANNIVERSARY    BALANCE ON CONTRACT
CONTRACT YEAR   PAYMENTS        PAYMENT        PURCHASE PAYMENT      TAKEN       PRIOR TO RIDER FEE         ANNIVERSARY
-------------   --------   -----------------   ----------------   ----------   ---------------------   ---------------------
   At issue     $100,000           --                 --              --                   --               $100,000
      1                0        5,000                 --            5,000             102,000                102,000(A)
      2                0        5,100(B)              --            5,100             103,514                103,514
      3                0        5,176              5,176(C)         5,176             105,020                105,020
      4                0        5,251              5,251            5,251              94,012                 99,769
      5                0        5,251              5,251           10,000(D)           74,044                 74,044(D)
      6                0        3,702              3,702            3,702              69,743                 70,342
      7                0        3,702              3,702            3,702              75,992                 75,992
      8                0        3,800              3,800            5,000              82,661                 82,661
      9                0        4,133              4,133               --                  --                     --

(A) At the end of contract year 1, the Contract Value in this example, $102,000 is greater than the Guaranteed Withdrawal Balance ($10,000-$5,000 = $95,000). The Guaranteed Withdrawal Balance will Step Up to equal the Contract Value of $102,000.

(B) Following the Step Up of the Guaranteed Withdrawal Balance, the Guaranteed Withdrawal Amount is recalculated as the greater of (a) the Guaranteed Withdrawal Amount prior to the Step Up $5,000 or (b) 5% of the Guaranteed Withdrawal Balance after the Step Up (.05 X $102,000 = $5,100).

(C) The Lifetime Income Amount is calculated on the Contract Anniversary after the Covered Person's 65th birthday. The Lifetime Income Amount is equal to 5% of the Guaranteed Withdrawal Balance on that anniversary (.05 X $103,514 = $5,176). I

(D) At the end of year 5, there is a withdrawal of $10,000 which is greater than both the Guaranteed Withdrawal Amount and the Lifetime Income Amount. Since this is an excess withdrawal, the Guaranteed Withdrawal Balance will be reset to the lesser of (a) the Contract Value after the withdrawal $74,044 or (b) the Guaranteed Withdrawal Balance prior to the withdrawal minus the amount of the withdrawal ($99,769 - $10,000 = $89,769). Since the Guaranteed Withdrawal Balance was reset, the Guaranteed Withdrawal Amount and the Lifetime Income Amount will both be reset. The Guaranteed Withdrawal Amount will equal the lesser of (a) the Guaranteed Withdrawal Amount prior to the withdrawal $5,251 or (b) 5% of the greater of the contract value after the withdrawal or the new Guaranteed Withdrawal Balance Value (.05 X $74,044 = $3,702). The Lifetime Income Amount will equal the lesser of (a) the Lifetime Income Amount prior to the withdrawal $5,251 or (b) 5% of the greater of the contract value after the withdrawal or the new Guaranteed Withdrawal Balance Value (.05 X $74,044 = $3,702).

EXAMPLE 5. PRINCIPAL PLUS FOR LIFE PLUS SPOUSAL PROTECTION RIDER. Assume a single Purchase Payment of $100,000 at the oldest Covered Person's age 63, no additional Purchase Payments are made, the Guaranteed Withdrawal Balance Steps Up at the end of Contract Year 3, withdrawals equal to the Guaranteed Withdrawal Amount are taken in Contract Years 1, 2, 3 and 4 and a withdrawal exceeding the Guaranteed Withdrawal Amount is taken at the end of Contract Year 5 (resulting in a reset). Since withdrawals are taken every year, there are no bonuses.

                               GUARANTEED                                           HYPOTHETICAL
                           WITHDRAWAL AMOUNT    LIFETIME INCOME                  CONTRACT VALUE ON     GUARANTEED WITHDRAWAL
                PURCHASE     AFTER PURCHASE      AMOUNT AFTER     WITHDRAWAL    CONTRACT ANNIVERSARY    BALANCE ON CONTRACT
CONTRACT YEAR   PAYMENTS        PAYMENT        PURCHASE PAYMENT      TAKEN       PRIOR TO RIDER FEE         ANNIVERSARY
-------------   --------   -----------------   ----------------   ----------   ---------------------   ---------------------
   At issue     $100,000           --                 --               --                 --                $100,000
      1                0        5,000                 --            5,000            102,000                  95,000
      2                0        5,000                 --            5,000            103,560                  90,000
      3                0        5,000              4,500(A)         4,500            105,740(B)              105,740(B)
      4                0        5,287(C)           5,287(C)         5,287             94,695                 100,453
      5                0        5,287              5,287           10,000(D)          74,607                  74,607(D)
      6                0        3,730              3,730            3,730             70,224                  70,877
      7                0        3,730              3,730            3,730             76,469                  67,146
      8                0        3,730              3,730            5,000(E)          83,170                  62,146(E)
      9                0        3,730(E)           3,730(E)

(A) The Lifetime Income Amount is calculated on the Lifetime Income Date. The Lifetime Income Amount is equal to 5% of the Guaranteed Withdrawal Balance on that anniversary (.05 X $90,000 = $4,500). In this example, since withdrawals were taken prior to the Lifetime Income Date, the initial Lifetime Income Amount is less than the Guaranteed Withdrawal Amount.

(B) At the end of contract year 3, the Contract Value in this example, $105,740 is greater than the Guaranteed Withdrawal Balance ($90,000 - $4,500 = $85,500). The Guaranteed Withdrawal Balance will Step Up to equal the Contract Value of $105,740.

(C) Following the Step Up of the Guaranteed Withdrawal Balance, the Guaranteed Withdrawal Amount is recalculated as the greater of (a) the Guaranteed Withdrawal Amount prior to the Step Up $5,000 or (b) 5% of the Guaranteed Withdrawal Balance after the Step Up (.05 X $105,740 = $5,287). The Lifetime Income Amount is also recalculated as the greater of (a) the Lifetime Income Amount prior to the Step Up $4,500 or (b) 5% of the Guaranteed Withdrawal Balance after the Step Up (.05 X $105,740 = $5,287).

(D) At the end of year 5, there is a withdrawal of $10,000 which is greater than both the Guaranteed Withdrawal Amount and the Lifetime Income Amount. Since this is an excess withdrawal, the Guaranteed Withdrawal Balance will be reset to the lesser of (a) the Contract Value after the withdrawal $74,607 or (b) the Guaranteed Withdrawal Balance prior to the withdrawal minus the amount of the withdrawal ($100,453 - $10,000 = $90,453). Since the Guaranteed Withdrawal Balance was reset, the Guaranteed Withdrawal Amount and the Lifetime Income Amount will both be reset. The Guaranteed Withdrawal Amount will equal the lesser of (a) the Guaranteed Withdrawal Amount prior to the withdrawal $5,287 or (b) 5% of the greater of the contract value after the withdrawal or the new Guaranteed Withdrawal Balance Value (.05 X $74,607 = $3,730). The Lifetime Income Amount will equal the lesser of (a) the Lifetime Income Amount prior to the withdrawal $5,287 or (b) 5% of the greater of the contract value after the withdrawal or the new Guaranteed Withdrawal Balance Value (.05 X $74,607 = $3,730).

(E) At the end of year 8, there is a withdrawal of $5,000 which is greater than both the Guaranteed Withdrawal Amount and the Lifetime Income Amount. Since this is an excess withdrawal, the Guaranteed Withdrawal Balance will be reset to the lesser of (a) the Contract Value after the withdrawal $83,170 or (b) the Guaranteed Withdrawal Balance prior to the withdrawal minus the amount of the withdrawal ($67,146 - $5,000 = $62,146). Since the Guaranteed Withdrawal Balance was reset, the Guaranteed Withdrawal Amount and the Lifetime Income Amount will both be reset. The Guaranteed Withdrawal Amount will equal the lesser of (a) the Guaranteed Withdrawal Amount prior to the withdrawal $3,730 or (b) 5% of the greater of the contract value after the withdrawal or the new Guaranteed Withdrawal Balance Value (.05 X $83,170 = $4,159). The Lifetime Income Amount will equal the lesser of (a) the Lifetime Income Amount prior to the withdrawal $3,730 or (b) 5% of the greater of the contract value after the withdrawal or the new Guaranteed Withdrawal Balance Value (.05 X $83,170 = $4,159).

You should retain this Supplement for future reference.

                        SUPPLEMENT DATED OCTOBER 16, 2006

0506:120310
0506:120312

333-70850
333-83558

                            VERSION NOT SUPPLEMENTED

                                    VERSION B
                         (Venture III Variable Annuity)
                            (prior contracts version)
     (Incorporated by reference to File No. 333-83558, filed on May 1, 2006)

                                    VERSION C
                        (Wealthmark ML3 Variable Annuity)
                            (prior contracts version)
     (Incorporated by reference to File No. 333-83558, filed on May 1, 2006)

                                     PART B

                            INFORMATION REQUIRED IN A
                       STATEMENT OF ADDITIONAL INFORMATION

     (Incorporated by reference to File No. 033-79112, filed on May 1, 2006)

                            PART C OTHER INFORMATION

Guide to Name Changes and Successions:

                                  NAME CHANGES

DATE OF CHANGE       OLD NAME                                      NEW NAME
--------------       --------                                      --------
October 1, 1997      FNAL Variable Account                         The Manufacturers Life Insurance Company of New York
                                                                   Separate Account A
October 1, 1997      First North American Life Assurance Company   The Manufacturers Life Insurance Company of New York
November 1, 1997     NAWL Holding Co., Inc.                        Manulife-Wood Logan Holding Co., Inc.
September 24, 1999   Wood Logan Associates, Inc.                   Manulife Wood Logan, Inc
January 1, 2005      The Manufacturers Life Insurance Company of   John Hancock Life Insurance Company of New York
                     New York Separate Account A                   Separate Account A
January 1, 2005      The Manufacturers Life Insurance Company of   John Hancock Life Insurance Company of New York
                     New York                                      Separate Account A.

On September 30, 1997, Manufacturers Securities Services, LLC succeeded to the business of NASL Financial Services, Inc.

The following changes became effective January 1, 2002: The Manufacturers Life Insurance Company of North America ("Manulife North America") merged into The Manufacturers Life Insurance Company (U.S.A.) with the latter becoming the owner of all of Manulife North America's assets.

On January 1, 2005 Manufacturers Securities Services LLC changed its name to John Hancock Investment Management Services LLC.

                                    * * * * *

Item 24. Financial Statements and Exhibits

     (a)  Financial Statements

          (1) Financial Statements of the Registrant, John Hancock Life Insurance Company of New York Separate Account A (Part B of the registration statement). incorporated by reference to post effective amendment no. 11 to Form N-4, File no 333-83558, filed May 1, 2006.

          (2) Financial Statements of the Depositor, John Hancock Life Insurance Company of New York (Part B of the registration statement). incorporated by reference to post effective amendment no. 11 to Form N-4, File no 333-83558, filed May 1, 2006.

     (b)  Exhibits

          (1) (a) Resolution of the Board of Directors of First North American Life Assurance Company establishing the FNAL Variable Account - incorporated by reference to Exhibit (b)(1)(a) to Form N-4, File No. 33-46217 filed February 25, 1998.

               (b) Resolution of the Board of Directors of First North American Life Assurance Company establishing the Fixed Separate Account - incorporated by reference to Exhibit (b)(1)(b) to Form N-4, File No. 33-46217 filed February 25, 1998.

          (2) Agreements for custody of securities and similar investments - Not Applicable.

          (3) (a) Underwriting and Distribution Agreement between The Manufacturers Life Insurance Company of New York (Depositor) and Manufacturers Financial Securities LLC
                    (Underwriter)-incorporated by reference to Exhibit (b)(3)(a) to the Registrant's Initial Registration Statement on Form N-4 File, No.333-83558, filed February 28, 2002.

               (b) Selling Agreement between The Manufacturers Life Insurance Company of New York, Manufacturers Financial Securities LLC (Underwriter) and General Agents-incorporated by reference to Exhibit (b)(3)(b) to the Registrant's Initial Registration Statement on Form N-4 File, No.333-83558, filed February 28, 2002.

          (4)  (a)  (i)  Form of Specimen Flexible Purchase Payment Individual
                         Deferred Combination Fixed and Variable Annuity Contract, Non-Participating (v24) - incorporated by reference to Exhibit (b)(4)(a)(i) to the Registrant's Initial Registration Statement on Form N-4 File, No.333-83558, filed February 28, 2002.

          (5)  (a)  (i)  Form of Specimen Application for Flexible Purchase
                         Payment Individual Deferred Combination Fixed and Variable Annuity Contract, Non-Participating (v24) - previously filed as Exhibit (b)(5)(a)(i) to post-effective amendment no. 8 to Registrant's Registration Statement on Form N-4 File, No.33-79112, filed February 25, 2000.

          (6)  (a)  (i)  Declaration of Intention and Charter of First North
                         American Life Assurance Company - incorporated by reference to Exhibit (b)(6)(a)(i) to post-effective amendment no. 7 to Registrant's Registration Statement on Form N-4 File, No.33-46217, filed February 25, 1998.

                    (ii) Certificate of Amendment of the Declaration of
                         Intention and Charter of First North American Life Assurance Company - incorporated by reference to Exhibit (b)(6)(a)(ii) to post-effective amendment no. 7 to Registrant's Registration Statement on Form N-4 File, No.33-46217, filed February 25, 1998.

                    (iii) Certificate of Amendment of the Declaration of
                         Intention and Charter of The Manufacturers Life Insurance Company of New York - incorporated by reference to Exhibit (b)(6)(a)(iii) to post-effective amendment no. 7 to Registrant's Registration Statement on Form N-4 File, No.33-46217, filed February 25, 1998.

               (b) By-laws of The Manufacturers Life Insurance Company of New York - incorporated by reference to Exhibit (b)(3)(c) to post-effective amendment no. 7 to Registrant's Registration Statement on Form N-4 File, No.33-46217, filed February 25, 1998.

          (7) Contract of reinsurance in connection with the variable annuity contracts being offered - Not Applicable.

          (8) Other material contracts not made in the ordinary course of business which are to be performed in whole or in part on or after the date the registration statement is filed:

               (a) Administrative Agreement between The Manufacturers Life Insurance Company of New York and The Manufacturers Life Insurance Company -incorporated by reference to Exhibit
                    (b)(3)(a) to the Registrant's Initial Registration Statement on Form N-4 File, No.333-83558, filed February 28, 2002.

               (b) Investment Services Agreement between The Manufacturers Life Insurance Company and The Manufacturers Life Insurance Company of New York - incorporated by reference to Exhibit 1(A)(8)(c) to pre-effective amendment no. 1 to The Manufacturers Life Insurance Company of New York Separate Account B Registration Statement on Form S-6, filed March 16, 1998.

          (9) Opinion of Counsel and consent to its use as to the legality of the securities being registered- Incorporated by reference to Exhibit (A)(9) to pre-effective amendment no. 1 to this registration statement filed on September 6, 2002.

          (10) Written consent of Ernst & Young LLP, independent auditors - incorporated by reference to post effective amendment no. 11 to Form N-4, File no 333-83558, filed May 1, 2006.

          (11) All financial statements omitted from Item 23, Financial Statements - Not Applicable.

          (12) Agreements in consideration for providing initial capital between or among Registrant, Depositor, Underwriter or initial contract owners - Not Applicable.

          (13) Schedules of computations - Incorporated by reference to Exhibit
               (b)(13) to post effective amendment no. 2 to Form N-4, file number 33-76162 filed March 1, 1996.

          (14) (a) Power of Attorney - The Manufacturers Life Insurance Company of New York Directors is incorporated by reference to exhibit 7 to pre-effective amendment no. 1 to The Manufacturers Life Insurance Company of New York Separate Account B Registration Statement on Form S-6, filed March 16, 1998.

               (b) Power of Attorney, James O'Malley and Thomas Borshoff - previously filed as Exhibit (b)(14)(b) to post-effective amendment no. 6 to Registrant's Registration Statement on Form N-4 File, No. 33-79112, filed March 2, 1999.

               (c) Power of Attorney, James D. Gallagher and James R. Boyle - incorporated by reference to Exhibit (7)(iii) to pre-effective amendment no. 1 to the Registration Statement on Form S-6, File No. 333-83023, filed November 1, 1999.

               (d)  Power of Attorney, Robert Cook - previously filed as Exhibit
                    (b)(14)(d) to post-effective amendment no. 8 to Registrant's Registration Statement on Form N-4 File, No.33-79112, filed February 25, 2000.

               (e) Power of Attorney, Bradford J. Race, Jr. - incorporated by reference to Exhibit (b)(14)(e) to the Registrant's Initial Registration Statement on Form N-4 File, No.333-83558, filed February 28, 2002.

               (f) Power of Attorney, Joseph M. Scott - Incorporated by reference to Exhibit (b) (14) (f) to the registration statement on Form N-4, File No. 333-79112, filed April, 2003.

               (g) Power of Attorney, Alison Alden, Marc Costantini and Bruce Speca - Incorporated by reference to Exhibit (b) (14) (g) to the registration statement on Form N-4, File No. 333-79112, filed February 26, 2004.

               (h) Power of Attorney, Richard Harris - Incorporated by reference to Exhibit (14)(h) to the registration statement on Form N-4, File No. 333-83558, filed February 28, 2005.

               (i) Power of Attorney, James Brockelman - incorporated by reference to Exhibit (14)(i) to Post- Effective Amendment No. 21 to the registration statement on Form N-4, File No. 033-79112, filed December 12, 2005.

               (j) Power of Attorney, Alison Alden, James R. Boyle, James Brockelman, Robert Cook, Marc Costantini, James D. Gallagher and Bruce Speca incorporated by reference to post effective amendment no. 11 to Form N-4, File no 333-83558, filed May 1, 2006.

               (k) Power of Attorney, Steven A. Finch, Katherine MacMillan, Hugh McHaffie, Neil M. Merkl, Diana Scott and Robert Ullmann [FILED HEREWITH]

Item 25. Directors and Officers of the Depositor.

     OFFICERS AND DIRECTORS OF JOHN HANCOCK LIFE INSURANCE COMPANY NEW YORK
                              AS OF AUGUST 24, 2006

NAME AND PRINCIPAL BUSINESS ADDRESS   POSITION WITH DEPOSITOR
-----------------------------------   -----------------------
James D. Gallagher*                   Chairman, President
Thomas Borshoff*                      Director
James Brockelman*                     Director
Marc Costantini*                      Director
Steven A. Finch*                      Director
Ruth Ann Fleming*                     Director
Katherine MacMillan**                 Director, Executive Vice President,
                                      Retirement Plan Services
Hugh McHaffie*                        Director
Neil M. Merkel*                       Director
Bradford J. Race, Jr.*                Director
Diana Scott*                          Director
Bruce R. Speca*                       Director

     OFFICERS AND DIRECTORS OF JOHN HANCOCK LIFE INSURANCE COMPANY NEW YORK
                              AS OF AUGUST 24, 2006

NAME AND PRINCIPAL BUSINESS ADDRESS   POSITION WITH DEPOSITOR
-----------------------------------   -----------------------
Robert L. Ullmann*

James R. Boyle                        Executive Vice President Wealth Management
Robert Cook                           Executive Vice President, Protection
Peter Copestake**                     Senior Vice President & Treasurer
Philip Clarkson**                     Vice President, US Taxation
Brian Collins**                       Vice President, US Taxation
Robert K. Leach*                      Vice President, Annuity Product Management
Elaine Leighton*                      Vice President, Compliance and Market
                                      Conduct Retirement Plan Services
Gregory Mack*                         Vice President, Distribution
Steven McCormick                      Vice President, Operations, Retirement
                                      Plan Services
Thomas Samoluk*                       Vice President, Government Relations
Yiji Starr*                           Vice President & CFO
Patrick Gill**                        Controller
Emanuel Alves*                        Secretary

*    Principal business office is 601 Congress Street, Boston, MA 02210

**   Principal business office is 200 Bloor Street, Toronto, Canada M4W 1E5

Item 26. Persons Controlled by or Under Common Control with Depositor or Registrant.

                         MANULIFE FINANCIAL CORPORATION
     CORPORATE ORGANIZATION LIST OF THE MANUFACTURERS LIFE INSURANCE COMPANY
                               ACTIVE CORPORATIONS
                             As Of December 31, 2005

                                                                                   % OF      JURISDICTION OF
AFFILIATE                                                               LEGAL ID   EQUITY     INCORPORATION
---------                                                               --------   ------   ----------------
MANULIFE FINANCIAL CORPORATION                                            0002        100        CANADA
   John Hancock Holdings (Delaware) LLC                                   0275        100       Delaware
      John Hancock Financial Services, Inc.                               0003        100       Delaware
   The Manufacturers Life Insurance Company                               0001        100        Canada
      Manulife Bank of Canada                                             0058        100        Canada
      Manulife Financial Services Inc.                                    0199        100        Canada
      Manulife Securities International Ltd.                              0079        100        Canada
      Manulife Canada Ltd.                                                0157        100        Canada
      First North American Insurance Company                              0111        100        Canada
      Equinox Financial Group, Inc.                                       0239        100        Canada
      EIS Insurance Services, Inc.(1)                                                  50        Canada
      Cantay Holdings Inc.                                                0051        100        Ontario
      Regional Power, Inc.                                                0136       83.5        Canada
      Manulife Data Services, Inc.                                        0081        100       Barbados
      Manulife Capital Inc.                                               0278        100        Canada
      MSIL Holdings (Canada) Limited                                      0289        100        Canada
      880 Belgrave Way Holdings Ltd.                                                  100   British Columbia
      6212344 Canada Limited                                              0272        100        Canada
      Manulife Enterprise (Alberta) Limited                               0276        100        Alberta
      Manulife Enterprise (Bermuda) Limited                               0277        100        Bermuda
      1293319 Ontario Inc.                                                0170        100        Ontario
      3426505 Canada Inc.                                                 0161        100        Canada
      FNA Financial Inc.                                                  0115        100        Canada
         Elliot & Page Limited                                            0116        100        Ontario
      NAL Resources Limited                                               0117        100        Alberta
      NAL Resources Management Limited                                    0120        100        Canada
      2015500 Ontario Inc.                                                0154        100        Ontario
      NALC Holdings Inc.(2)                                               0103         50        Ontario
      2015401 Ontario Inc.                                                0140        100        Ontario
      2024385 Ontario Inc.                                                0153        100        Ontario
      Cavalier Cable, Inc.(3)                                                          78       Delaware
      MFC Global Investment Management (U.S.A.) Limited                   0156        100        Canada
      MFC Global Fund Management (Europe) Limited                                     100        England
            MFC Global Investment Management (Europe) Limited             0064        100        England
      Manulife Holdings (Alberta) Limited                                 0201        100        Alberta
         Manulife Holdings (Delaware) LLC                                 0205        100       Delaware
            The Manufacturers Investment Corporation                      0087        100       Michigan
               Manulife Reinsurance Limited                               0067        100        Bermuda
                  Manulife Reinsurance (Bermuda) Limited                  0203        100        Bermuda
               John Hancock Life Insurance Company (U.S.A.)               0019        100       Michigan
                  Manulife Service Corporation                            0007        100       Colorado
                  John Hancock Distributors LLC                           0005        100       Delaware
                  John Hancock Investment Management Services, LLC(4)     0097         57       Delaware
                  John Hancock Life Insurance Company of New York         0094        100       New York

                  Ennal, Inc.                                             0124        100       Delaware
                  Avon Long Term Care Leaders LLC                         0158        100       Delaware
                  Ironside Venture Partners I LLC                         0196        100       Delaware
                  Ironside Venture Partners II LLC                        0197        100       Delaware
                  Manulife Leasing Co. LLC                                             80       Delaware
      Manulife Europe Ruckversicherungs-Aktiengesellschaft                0138        100        Germany
      Manulife Holdings (Bermuda) Limited                                 0147        100        Bermuda
         Manulife Management Services Ltd.                                0191        100       Barbados
         Manufacturers P&C Limited                                        0036        100       Barbados
         Manufacturers Life Reinsurance Limited                           0049        100       Barbados
      Manulife (Vietnam) Limited                                          0188        100        Vietnam
         Manulife Vietnam Fund Management Company                                     100        Vietnam
      Manulife (Singapore) Pte. Ltd.                                      0014        100       Singapore
         John Hancock Ltd.                                                            100       Singapore
      The Manufacturers Life Insurance Co. (Phils.), Inc.                 0164        100      Philippines
         FCM Plans, Inc.                                                  0155        100      Philippines
         Manulife Financial Plans, Inc.                                   0187        100      Philippines
      FCM Holdings Inc.                                                   0104        100      Philippines
      Manulife International Holdings Limited                             0152        100        Bermuda
         Manulife Provident Funds Trust Company Limited                   0163        100       Hong Kong
         Manulife Asset Management (Asia) Limited                         0078        100       Barbados
            Manulife Asset Management (Hong Kong) Limited                             100       Hong Kong
            P.T. Manulife Aset Manajemen Indonesia                        0141         85       Indonesia
         Manulife (International) Limited                                 0028        100        Bermuda
            Manulife-Sinochem Life Insurance Co. Ltd.                     0043         51         China
      P.T. Asuransi Jiwa Manulife Indonesia                               0042         80       Indonesia
                   P.T. BUNADAYA SARANA INFORMATIKA                                    98       Indonesia
                P.T. ASURANSI JIWA ARTA MANDIRI PRIMA                     0075      99.75       Indonesia
                     P.T. INDRAS INSAN JAYA UTAMA                                   99.98       Indonesia
            P.T. Asuransi Jiwa John Hancock Indonesia                                3.76       Indonesia
   6306471 Canada Inc.                                                    0282        100        Canada
      CDF (Thailand) Limited                                              0287      90.20       Thailand
         OQC (Thailand) Limited(4)                                        0288         51       Thailand
            Manulife Insurance (Thailand) Public Company Limited(5)       0286      72.54       Thailand
   Manulife Technology & Services Sdn Bhd.                                0285        100       Malaysia
   6306489 Canada Inc.                                                    0283        100        Canada
   Manulife Alberta Limited                                               0279        100        Alberta
         Manulife European Holdings (Bermuda) Limited                     0270        100        Bermuda
            Manulife European Investments (Luxembourg) S.a.r.l.           0271        100      Luxembourg
               Manulife Hungary Holdings Limited(6)                       0149         99        Hungary
   MLI Resources Inc.                                                     0193        100        Alberta
         Manulife Life Insurance Company(7)                               0180         35         Japan
            MFC Global Investment Management (Japan) Limited              0208        100         Japan
         Manulife Century Investments (Bermuda) Limited                   0172        100        Bermuda
            Manulife Century Investments (Luxembourg) S.A.                0173        100      Luxembourg
               Manulife Century Investments (Netherlands) B.V.            0174        100      Netherlands
                  Manulife Premium Collection Co. Ltd.                    0178
                  Y.K. Manulife Properties Japan                          0142        100         Japan
                  Manulife Century Holdings (Netherlands) B.V.            0195        100      Netherlands

(1)  50% of EIS Insurance Services, Inc. is owned by Equinox Financial Group,
     Inc.

(2)  50% of NALC Holdings Inc. is owned by 2015500 Ontario Inc.

(3) 22% of Cavalier Cable, Inc. is owned by John Hancock Life Insurance Company (U.S.A.).

(4) 38% of John Hancock Investment Management Services, LLC is owned by John Hancock Life Insurance Company of New York, and the remaining 5% is owned by John Hancock Advisers LLC.

(5)  49% of OQC (Thailand) Limited is owned by 6306489 Canada Inc.

(6) 24.97% of Manulife Insurance (Thailand) Public Company Limited is owned by The Manufacturers Life Insurance Company

(7)  1% of Manulife Hungary Holdings Limited is owned by MLI Resources Inc.

(8) 32.49% of Manulife Life Insurance Company is owned by Manulife Century Investments (Netherlands) B.V. and 32.4% by Manulife Century Holdings (Netherlands) B.V and 35.02% by MLI Resources Inc.

Item 27. Number of Contract Owners.

As of MARCH 31, 2006 there were 6,082 qualified and 4,626 non-qualified contracts of the series offered hereby outstanding.

Item 28. Indemnification.

Article 10 of the Charter of the Company provides as follows:

TENTH: No director of the Corporation shall be personally liable to the Corporation or any of its shareholders for damages for any breach of duty as a director; provided, however, the foregoing provision shall not eliminate or limit (i) the liability of a director if a judgment or other final adjudication adverse to such director established his or her such acts or omissions were in bad faith or involved intentional misconduct or were acts or omissions (a) which he or she knew or reasonably should have known violated the New York Insurance Law or (b) which violated a specific standard of care imposed on directors directly, and not by reference, by a provision of the New York Insurance Law (or any regulations promulgated thereunder) or (c) which constituted a knowing violation of any other law, or establishes that the director personally gained in fact a financial profit or other advantage to which the director was not legally entitled or (ii) the liability of a director for any act or omission prior to the adoption of this Article by the shareholders of the Corporation. Any repeal or modification of this Article by the shareholders of the Corporation shall be prospective only, and shall not adversely affect any limitation on the personal liability of a director of the Corporation existing at the time of such repeal or modification.

Article VII of the By-laws of the Company provides as follows:

Section VII.1. Indemnification of Directors and Officers. The Corporation may indemnify any person made, or threatened to be made, a party to an action by or in the right of the corporation to procure a judgment in its favor by reason of the fact that he or she, his or her testator, testatrix or intestate, is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director or officer of any other corporation of any type or kind, domestic or foreign, of any partnership, joint venture, trust, employee benefit plan or other enterprise, against amounts paid in settlement and reasonable expenses, including attorneys' fees, actually and necessarily incurred by him or her in connection with the defense or settlement of such action, or in connection with an appeal therein, if such director or officer acted, in good faith, for a purpose which he or she reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the Corporation, except that no indemnification under this Section shall be made in respect of (1) a threatened action, or a pending action which is settled or is otherwise disposed of, or (2) any claim, issue or matter as to which such person shall have been adjudged to be liable to the Corporation, unless and only to the extent that the court in which the action was brought, or, if no action was brought, any court of competent jurisdiction, determines upon application that, in view of all the circumstances of the case, the person is fairly and reasonably entitled to indemnity for such portion of the settlement amount and expenses as the court deems proper.

The Corporation may indemnify any person made, or threatened to be made, a party to an action or proceeding (other than one by or in the right of the Corporation to procure a judgment in its favor), whether civil or criminal, including an action by or in the right of any other corporation of any type or kind, domestic or foreign, or any partnership, joint venture, trust, employee benefit plan or other enterprise, which any director or officer of the Corporation served in any capacity at the request of the Corporation, by reason of the fact that he or she, his or her testator, testatrix or intestate, was a director or officer of the Corporation, or served such other corporation, partnership, joint venture, trust, employee benefit plan or other enterprise in any capacity, against judgments, fines, amounts paid in settlement and reasonable expenses, including attorneys' fees actually and necessarily incurred as a result of such action or proceeding, or any appeal therein, if such director or officer acted, in good faith, for a purpose which he or she reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the Corporation and, in criminal actions or proceedings, in addition, had no reasonable cause to believe that his or her conduct was unlawful.

The termination of any such civil or criminal action or proceeding by judgment, settlement, conviction or upon a plea of nolo contendere, of its equivalent, shall not in itself create a presumption that any such director or officer did not act, in good faith, for a purpose which he or she reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interest of the Corporation or that he or she had reasonable cause to believe that his or her conduct was unlawful.

Notwithstanding the foregoing, Registrant hereby makes the following undertaking pursuant to Rule 484 under the Securities Act of 1933:

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters.

a. Set forth below is information concerning other investment companies for which Manulife Financial Securities LLC, the principal underwriter of the contracts, acts as principal underwriter.

NAME OF INVESTMENT COMPANY                                           CAPACITY IN WHICH ACTING
--------------------------                                           ------------------------
John Hancock Life Insurance Company (U.S.A.) Separate Account H      Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account I      Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account J      Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account K      Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account M      Principal Underwriter
John Hancock Life Insurance Company of New York Separate Account A   Principal Underwriter
John Hancock Life Insurance Company of New York Separate Account B   Principal Underwriter

b. John Hancock Life Insurance Company (U.S.A.) is the sole member of JHD LLC and the following officers of John Hancock Life Insurance Company (U.S.A.) have power to act on behalf of JHD LLC: John DesPrez* (Chairman and President), Marc Costantini* (Vice President and Chief Financial Officer) and Jim Gallagher* (Vice President, Secretary and General Counsel). The board of managers of JHD LLC (consisting of Gary Buchanan**, Robert Cook* and John Vrysen***) may also act on behalf of JHD LLC.

*    Principal business office is 601 Congress Street, Boston, MA 02210

**   Principal business office is 200 Bloor Street, Toronto, Canada M4W 1E5

***  Principal business office is 680 Washington Blvd, Stamford, CT 06901

c.   None.

Item 30. Location of Accounts and Records.

All books and records are maintained at 100 Summit Lake Drive, Second Floor, Valhalla, New York 10595.

Item 31. Management Services.

The Company has entered into an Administrative Services Agreement with The Manufacturers Life Insurance Company (U.S.A.) ("Manulife USA"). This Agreement provides that under the general supervision of the Board of Directors of the Company, and subject to initiation, preparation and verification by the Chief Administrative Officer of the Company, Manulife shall provide accounting services related to the provision of a payroll support system, general ledger, accounts payable, tax and auditing services.

Item 32. Undertakings.

a. Representation of Insurer Pursuant to Section 26 of the Investment Company Act of 1940

John Hancock Life Insurance Company of New York ("Company") hereby represents that the fees and charges deducted under the contracts issued pursuant to this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

b. Representation of Registrant Pursuant to Section 403(b) of the Internal Revenue Code of 1986, as amended

Registrant is relying on a no-action letter issued in connection with funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, as amended, on November 28, 1988, SEC Reference No. IP-6-88, and is complying with the provisions of paragraphs 1-4 of such no action letter.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant and the Depositor certify that they meet all the requirements for effectiveness of this post-effective amendment to the Registration Statement pursuant to Securities Act of 1933 Rule 485(b) and they have caused this post-effective amendment to the Registration Statement to be signed on their behalf in the City of Boston, Massachusetts, on this 16th day of October 2006.

JOHN HANCOCK LIFE INSURANCE COMPANY
OF NEW YORK
SEPARATE ACCOUNT A
(Registrant)

By: JOHN HANCOCK LIFE INSURANCE
    COMPANY OF NEW YORK
    (Depositor)


By: /s/ James D. Gallagher
    ---------------------------------
    James D. Gallagher
    President


JOHN HANCOCK LIFE INSURANCE COMPANY
OF NEW YORK


By: /s/ James D. Gallagher
    ---------------------------------
    James D. Gallagher
    President

                                   SIGNATURES

     As required by the Securities Act of 1933, this amended Registration Statement has been signed by the following persons in the capacities with the Depositor on the 16th day of October 2006.

Signature                               Title
---------                               -----


/s/ James D. Gallagher                  Chairman and President
-------------------------------------   (Principal Executive Officer)
James D. Gallagher


/s/ Yiji Starr                          Vice President and CFO
-------------------------------------   (Principal Financial Officer)
Peter Copestake


/s/ Patrick Gill                        Controller
-------------------------------------   (Principal Accounting Officer)
Patrick Gill


                  *                     Director
-------------------------------------
Thomas Borshoff


                  *                     Director
-------------------------------------
James Brockelman


                  *                     Director
-------------------------------------
Marc Costantini


                  *                     Director
-------------------------------------
Steven A. Finch


                  *                     Director
-------------------------------------
Ruth Ann Fleming


                  *                     Director
-------------------------------------
Katherine Mac Millan


                  *                     Director
-------------------------------------
Hugh McHaffie


                  *                     Director
-------------------------------------
Neil M. Merkl


                  *                     Director
-------------------------------------
Bradford J. Race, Jr.


                  *                     Director
-------------------------------------
Diana Scott


                  *                     Director
-------------------------------------
Bruce R. Speca


                  *                     Director
-------------------------------------
Robert L. Ullmann


*/s/ Arnold R. Bergman                  Chief Counsel - Annuities
-------------------------------------
Arnold Bergman
Pursuant to Power of Attorney

                                  EXHIBIT INDEX

ITEM NO.                                 DESCRIPTION
--------                                 -----------
24(B)14(k)   Power of Attorney, Steven A. Finch, Katherine MacMillan, Hugh
             McHaffie, Neil M. Merkl, Diana Scott and Robert Ullmann